UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Camelot Premium Return Fund

Camelot Excalibur Small Cap Income Fund

March 31, 2014

Camelot Portfolios, LLC

1700 Woodlands Dr.

Suite 100

Maumee, OH 43537

Camelot Premium Return Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the periods ended March 31, 2014, compared to its benchmark:

	Six Month	One Year Return	Since Inception***
Class A	9.61%	14.64%	10.51%
Class A with load	3.29%	8.00%	8.52%
Class C	9.15%	13.66%	9.50%
S&P 500 Total Return Index**	12.51%	21.86%	15.45%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized.  The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 2.33% and 3.08% for Class A and Class C shares, respectively, through January 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  Without these waivers, the Fund's total annual operating expenses would have been 2.36% and 3.11%, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus, for Class A and Class C shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

** The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
*** Inception date is December 27, 2010

Top 10 Allocations	% of Net Assets
Exchange Traded Funds	19.4%
Real Estate Investment Trusts	15.1%
Oil & Gas	7.8%
Pipelines	6.2%
Telecommunications	5.3%
Commercial Services	5.0%
Private Equity	4.3%
Computers	3.7%
Investment Companies	3.7%
Insurance	3.0%
Other/Cash & Equivalents	26.5%
100.00%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Camelot Excalibur Small Cap Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, compared to its benchmark:

Since Inception***
Class A	0.90%
Class A with load	-4.90%
Class C	0.90%
S&P 500 Total Return Index**	1.81%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized.  The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.75% and 2.50% for Class A shares and Class C shares, respectively, through January 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  Without these waivers, the Fund's total annual operating expenses would have been 2.96% and 3.71%, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus, for Class A and Class C shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

** The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
*** Inception date is December 31, 2013

Top 10 Allocations	% of Net Assets
Retail	10.1%
Real Estate Investment Trusts	7.0%
Real Estate	6.1%
Oil & Gas	5.4%
Pipelines	5.1%
Agriculture	3.5%
Forest Products & Paper	3.5%
Healthcare Products	3.4%
Media	3.1%
Energy	2.5%
Other/Cash & Equivalents	50.2%
99.90%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value

	COMMON STOCKS - 44.1%
	AUTO MANUFACTURERS - 2.3%
53,100	Ford Motor Co. (d)(e)	$ 828,360

	BUILDING MATERIALS - 0.8%
21,680	Cemex SAB de CV (ADR) (a)(e)	273,819

	COAL - 1.1%
15,000	Arch Coal, Inc. (c)(d)	72,300
20,000	Peabody Energy Corp.	326,800
		399,100
	COMMERCIAL SERVICES - 5.0%
20,000	Apollo Group, Inc. - Cl. A (a) *	684,800
10,000	Iron Mountain, Inc. (a)	275,700
49,800	Western Union Co. (d)(e)	814,728
		1,775,228
	COMPUTERS - 3.7%
2,500	Apple, Inc. (a)(e)	1,341,850

	ELECTRICS - 2.6%
27,500	Exelon Corp. (e)	922,900

	ENTERTAINMENT- 1.1%
20,000	Regal Entertainment Group - Cl. A (a)	373,600

	INSURANCE - 2.2%
55,000	ING Groep NV (ADR) (c)(d) *	783,750

	INVESTMENT COMPANIES - 2.6%
50,000	Apollo Investment Corp. (e)	415,500
10,000	Ares Capital Corp.	176,200
30,000	Prospect Capital Corp.	324,000
		915,700
	IRON/STEEL - 0.4%
10,000	Vale SA	138,300

	MINING - 0.9%
5,000	BHP Billiton PLC (ADR)	308,800

	OIL & GAS - 7.8%
6,000	Apache Corp.	497,700
1,000	Cimarex Energy Co. (d)	119,110

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value

	OIL & GAS (Continued) - 7.8%
10,500	Devon Energy Corp. (e)	$ 702,765
10,000	Ensco PLC	527,800
20,000	Hugoton Royalty Trust	161,400
50,000	Penn West Petroleum, Ltd.	418,000
5,000	Petroleo Brasileiro SA (ADR)	65,750
20,800	Whiting USA Trust II	269,776
		2,762,301
	PRIVATE EQUITY - 3.5%
80,000	American Capital, Ltd. (a)(e) *	1,263,200

	REAL ESTATE - 1.1%
20,000	St. Joe Co. (a)(c) *	385,000

	RETAIL - 1.1%
10,000	Big Lots, Inc. (a) *	378,700
134	OSH 1 Liquidating Corp. - Class A (c) *	-
		378,700
	SAVINGS & LOANS - 1.0%
25,000	People United Financial, Inc. (d)	371,750

	SEMICONDUCTORS - 0.4%
2,000	First Solar, Inc. *	139,580

	TELECOMMUNICATIONS - 5.3%
20,000	America Movil SAB de CV (ADR) (e)	397,600
10,000	China Mobile, Ltd.	455,900
182,119	Frontier Communications Corp. (a)(c)	1,038,079
		1,891,579
	TRUCKING & LEASING -1.2%
10,000	TAL International Group, Inc. (a)(e)	428,700

	TOTAL COMMON STOCKS (Cost $14,493,102)	15,682,217

	EXCHANGE TRADED FUNDS (ETFs) - 19.5%
	DEBT FUNDS - 19.5%
10,000	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF (c)	522,600
703,056	Lord Abbett Investment Trust - Short Duration Income Fund	3,198,903
40,000	Vanguard Short-Term Bond ETF	3,204,000
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost $6,967,091)	6,925,503

	LIMITED PARTNERSHIPS - 7.3%
	PIPELINES - 6.2%
14,564	Energy Transfer Partners LP (e)	783,398
10,000	Kinder Morgan Energy Partners LP *	739,500
12,500	NuStar Energy LP (e)	686,875
		2,209,773
	PRIVATE EQUITY - 0.6%
7,200	Blackstone Group LP (The)	239,400

	REAL ESTATE - 0.5%
9,000	Brookfield Property Partners LP	168,300

	TOTAL LIMITED PARTNERSHIPS (Cost $2,356,737)	2,617,473

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value

	PREFERRED STOCK - 9.5%
	BANKS -1.1%
10,000	Goldman Sachs Group, Inc. (The), 4.00%, 2/10/2014	$ 198,300
8,451	Morgan Stanley, 4.00%, 4/15/2014	168,259
		366,559
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
1,500	SLM Corp., 1.94%, 3/17/2014	104,250

	INSURANCE - 0.8%
12,357	PartnerRe, Ltd., 6.50%, Series D, 12/26/2013	307,442

	INVESTMENT COMPANIES - 1.1%
15,000	Ares Capital Corp., 7.75%, 10/15/2040	390,000

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.2%
11,100	American Capital Agency Corp., 8.00%, 4/5/2017	291,708
15,000	ARMOUR Residential REIT, Inc., 7.875, 2/2/2018	363,000
10,000	CYS Investments, Inc., 7.75%, 8/3/2017	241,000
10,000	Inland Real Estate Corp., 8.125%, 10/6/2016	258,200
12,300	Invesco Mortgage Capital, Inc. 7.75%, 7/26/2017	296,676
18,396	NorthStar Realty Finance Corp., 8.25%, 06/04/2014	453,093
12,000	Vornado Realty Trust, 6.875%, 4/20/2016	309,480
		2,213,157
	RETAIL - 0.0%
134	OSH 1 Liquidating Corp., 0.0%, Perpetual *	-

	TOTAL PREFERRED STOCK (Cost $3,356,132)	3,381,408

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.9%
10,000	American Capital Agency Corp.	214,900
30,000	American Capital Mortgage Investment Corp.	563,100
17,500	Annaly Capital Management, Inc.	191,975
30,000	CYS Investments, Inc.	393,959
29,378	Ares Commercial Real Estate Corp.	247,800
13,600	Government Properties Income Trust	342,720
20,000	NorthStar Realty Finance Corp.	322,800
10,000	One Liberty Properties, Inc.	213,200
10,302	Silver Bay Realty Trust Co.	315,087
36,193	Two Harbors Investment Corp.	370,978
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $3,220,719)	3,176,519

	SHORT-TERM INVESTMENTS - 16.2%
4,264,602	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.5%**	4,264,602
1,496,420	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.5%** (b)	1,496,420
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,761,022)	5,761,022

	TOTAL INVESTMENTS IN LONG SECURITIES - 105.5% (Cost $36,154,803) (f)	$ 37,544,142
	TOTAL CALL OPTIONS WRITTEN - (0.5) % (Proceeds $192,359)	(202,440)
	TOTAL PUT OPTIONS WRITTEN - (1.1) % (Proceeds $631,366)	(390,834)
	LIABILITIES IN EXCESS OF OTHER ASSETS (3.9) %	(1,380,921)
	TOTAL NET ASSETS - 100.0%	$ 35,569,947

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.5)% *
5	Apple, Inc.
	Expiration April 2014, Exercise Price $560.00	$ 680
10	Apple, Inc.
	Expiration May 2014, Exercise Price $540.00	15,910
200	American Capital Ltd.
	Expiration May 2014 Exercise Price $15.00	24,800
200	Apollo Education Group, Inc.
	Expiration May 2014, Exercise Price $35.00	39,000
100	Big Lots, Inc.
	Expiration July 2014, Exercise Price $40.00	18,000
200	Cemex SAB de CV
	Expiration April 2014, Exercise Price $14.00	7,300
1,000	Frontier Communications Corp.
	Expiration May 2014, Exercise Price $5.00	71,000
100	Iron Mountain, Inc.
	Expiration May 2014, Exercise Price $27.50	13,500
100	St. Joe Co.
	Expiration June 2014, Exercise Price $20.00	7,000
200	Regal Entertainment Group
	Expiration April 2014, Exercise Price $20.00	4,500
50	TAL International Group, Inc.
	Expiration April 2014, Exercise Price $47.50	750
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $192,359)	202,440

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.1)% *
5	Apple, Inc.
	Expiration April 2014, Exercise Price $520.00	1,300
5	Apple, Inc.
	Expiration May 2014, Exercise Price $510.00	4,270
200	American Capital Ltd.
	Expiration January 2015, Exercise Price $15.00	26,600
100	American Capital Ltd.
	Expiration May 2014, Exercise Price $15.00	4,100
100	America Movil SAB de CV
	Expiration January 2015, Exercise Price $20.00	21,750
100	America Movil SAB de CV
	Expiration May 2014, Exercise Price $19.00	5,000
10	Amazon.com, Inc.
	Expiration June 2014, Exercise Price $320.00	13,010
49	Bed Bath & Beyond, Inc.
	Expiration May 2014, Exercise Price $67.50	8,526
50	Boardwalk Pipeline Partners LP
	Expiration June 2014, Exercise Price $12.50	2,750
200	Blackstone Group LP
	Expiration January 2015, Exercise Price $27.00	30,000
200	Cemex SAB de CV
	Expiration April 2014, Exercise Price $11.00	800
25	Climerax Energy Co.
	Expiration June 2014, Exercise Price $85.00	1,125
50	Compass Minderals International, Inc.
	Expiration June 2014, Exercise Price $80.00	16,750
100	Cisco Systems, Inc.
	Expiration April 2014, Exercise Price $22.00	2,400
100	Cisco Systems, Inc.
	Expiration May 2014, Exercise Price $21.00	3,000

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Contracts***		Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (1.1)% *
75	Corrections Corp. of America
	Expiration June 2014, Exercise Price $33.00	$ 17,063
50	Devon Energy Corp.
	Expiration April 2014, Exercise Price $60.00	100
25	Energizer Holdings, Inc.
	Expiration May 2014, Exercise Price $90.00	2,000
50	Energy Transfer Partners LP
	Expiration June 2014, Exercise Price $52.50	6,625
200	Ford Motor Co.
	Expiration April 2014, Exercise Price $17.00	28,400
200	Ford Motor Co.
	Expiration June 2014, Exercise Price $16.00	18,400
50	Fastenal Co.
	Expiration May 2014, Exercise Price $44.00	2,625
100	Fastenal Co.
	Expiration May 2014, Exercise Price $45.00	6,500
50	Family Dollar Stores, Inc.
	Expiration April 2014, Exercise Price $62.50	25,000
25	Family Dollar Stores, Inc.
	Expiration July 2014, Exercise Price $60.00	12,225
200	FirstEnergy Corp.
	Expiration April 2014, Exercise Price $32.00	2,000
100	Holly Frontier Corp.
	Expiration June 2014, Exercise Price $45.00	16,250
15	International Business Machines Corp.
	Expiration April 2014, Exercise Price $185.00	2,265
100	Iron Mountain, Inc.
	Expiration April 2014, Exercise Price $27.50	13,500
400	Orange SA
	Expiration May 2014, Exercise Price $12.50	12,000
300	Petroleo Brasileiro SA
	Expiration January 2015, Exercise Price $10.00	17,400
50	PepsiCo, Inc.
	Expiration April 2014, Exercise Price $77.50	300
50	PepsiCo, Inc.
	Expiration April 2014, Exercise Price $80.00	850
25	Panera Bread Co.
	Expiration January 2015, Exercise Price $170.00	31,500
25	Panera Bread Co.
	Expiration May 2014, Exercise Price $170.00	11,250
100	Silver Wheaton Corp.
	Expiration June 2014, Exercise Price $20.00	5,400
100	Two harbors Investment Corp.
	Expiration June 2014, Exercise Price $10.00	2,500
100	Vale SA
	Expiration June 2014, Exercise Price $14.00	10,700

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Contracts***			Value

SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (1.1)% *
100	Western Union Co.
	Expiration May 2014, Exercise Price $16.00		$ 4,600
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $631,366)		$ 390,834

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2014
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b)All or a portion of the security is segregated as collateral for securities on loan at March 31, 2014. Total collateral had a market value of $1,496,420 at March 31, 2014.
(c) All or a portion of the security is out on loan at March 31, 2014. Total loaned securities had a market value of $1,478,640 at March 31, 2014.
(d) Subject to call option written.
(e) Subject to put option written.
(f) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,165,053, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,268,318
		Unrealized depreciation	(1,482,503)
		Net unrealized appreciation	$ 1,785,815
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value

	COMMON STOCKS - 43.7%
	AGRICULTURE- 3.6%
2,300	Universal Corp.	$ 128,547

	COMMERCIAL SERVICES - 0.6%
1,000	Weight Watchers International, Inc. (c)(e)	20,540

	ELECTRICS - 0.8%
600	Cleco Corp.	30,348

	ENERGY- 2.5%
4,500	FutureFuel Corp. (a)(d)	91,350

	FOREST PRODUCTS & PAPER- 3.5%
3,000	Schweitzer/Mauduit International, Inc.	127,770

	HEALTCHCARE - PRODUCTS - 3.4%
15,904	Female Health Co.	123,415

	INVESTMENT COMPANIES - 1.3%
4,500	Prospect Capital Corp.	48,600

	IRON/STEEL - 1.1%
2,000	Cliffs Natural Resources, Inc.	40,920

	MEDIA - 3.1%
12,176	CTC Media, Inc.	112,141

	METAL FABRICATE/HARDWARE - 2.0%
3,900	Ampco-Pittsburgh Corp.	73,593

	OIL & GAS - 5.4%
3,550	CVR Energy, Inc.	45,395
3,550	Whiting USA Trust II	149,988
		195,383
	REAL ESTATE - 3.5%
1,000	St. Joe Co. (e)	19,250
21,500	Xinyuan Real Estate Co., Ltd.	108,575
		127,825
	RETAIL - 10.2%
4,600	American Eagle Outfitters, Inc. (e)	56,304
2,500	PetMed Express, Inc. (e)	33,525
4,683	Destination Maternity Corp.	128,314
1,000	Bob Evans Farms, Inc.	50,030
500	Buckle, Inc. (e)	22,900
2,000	Big Lots, Inc.	75,740
		366,813
	TELECOMMUNICATIONS - 1.4%
7,960	RF Industries, Ltd.	51,899

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value

	TEXTILES - 0.2%
700	Crown Crafts, Inc.	$ 5,572

	TRUCKING & LEASING - 1.1%
1,000	Textainer Group Holdings, Ltd. (c)(e)	38,270

	TOTAL COMMON STOCKS (Cost $1,560,058)	1,582,986

	LIMITED PARTNERSHIPS - 10.1%
	PIPELINES - 5.1%
5,000	Boardwalk Pipeline Partners LP (e)	67,050
600	Niska Gas Storage Partners LLC	8,712
2,000	NuStar Energy LP	109,900
		185,662
	REAL ESTATE - 2.6%
5,000	Brookfield Property Partners LP	93,500

	TRANSPORTATION - 2.4%
2,000	Martin Midstream Partners LP	86,100

	TOTAL LIMITED PARTNERSHIPS (Cost $351,781)	365,262

	PREFERRED STOCK - 1.3%
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.3%
2,000	CYS Investments, Inc.	48,200

	TOTAL PREFERRED STOCK (Cost $42,320)	48,200

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.7%
3,500	Ares Commercial Real Estate Corp.	46,935
2,000	One Liberty Properties, Inc.	42,640
1,000	Silver Bay Realty Trust Corp.	15,520
10,000	Two Harbors Investment Corp.	102,500
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $202,540)	207,595

	SHORT-TERM INVESTMENTS - 22.7%
2,145,530	Fidelity Institutional Money Market Fund -Prime Money Market -Government Portfolio, 0.1%**	822,489
63,950	Fidelity Institutional Money Market Fund -Prime Money Market -Government Portfolio, 0.1%** (b)	63,950
	TOTAL SHORT-TERM INVESTMENTS (Cost $886,439)	886,439

	TOTAL INVESTMENTS IN LONG SECURITIES - 85.4% (Cost $3,043,138) (f)	$ 3,090,482
	TOTAL CALL OPTIONS WRITTEN - (0.0) % (Proceeds $672)	(580)
	TOTAL PUT OPTIONS WRITTEN - (0.9) % (Proceeds $33,150)	(31,222)
	OTHER ASSETS IN EXCESS OF LIABILITIES 15.5%	560,833
	TOTAL NET ASSETS - 100.0%	$ 3,619,513

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% *
10	FutureFuel Corp.
	Expiration May 2014, Exercise Price $22.25	$ 580
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $672)

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.9)% *
50	American Capital, Ltd.
	Expiration August 2014, Exercise Price $14.00	2,400
45	American Eagle Outfitters, Inc.
	Expiration May 2014, Exercise Price $12.00	2,115
5	Buckle Inc.
	Expiration June 2014, Exercise Price $43.80	725
50	Boardwalk Pipeline Partners LP
	Expiration June 2014, Exercise Price $12.50	2,750
25	Corrections Corp. of America
	Expiration June 2014, Exercise Price $33.00	5,687
20	St. Joe Co.
	Expiration June 2014, Exercise Price $19.00	1,700
10	Leggett & Platt, Inc.
	Expiration June 2014, Exercise Price $30.00	475
25	PetMed Express, Inc.
	Expiration June 2014, Exercise Price $12.50	1,625
8	Sturm Ruger & Co., Inc.
	Expiration April 2014, Exercise Price $60.00	1,480
10	Sturm Ruger & Co., Inc.
	Expiration May 2014, Exercise Price $57.50	2,600
10	Textainer Group Holdings, Ltd.
	Expiration May 2014, Exercise Price $35.00	375
10	WD-40 Co.
	Expiration May 2014, Exercise Price $65.00	950
10	Weight Watchers Internatoonal, Inc.
	Expiration July 2014, Exercise Price $27.50	8,340
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $33,150)	$ 31,222

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2014
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is segregated as collateral for securities on loan at March 31, 2014. Total collateral had a market value of $63,950 at March 31 2014.
(c) All or a portion of the security is out on loan at March 31, 2014. Total loaned securities had a market value of $64,065 at March 31, 2014.
(d) Subject to call option written.
(e) Subject to put option written.
(f) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,009,316, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 115,077
	Unrealized depreciation	(65,713)
	Net unrealized appreciation	$ 49,364

See accompanying notes to financial statements.

Camelot Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund
ASSETS
Investment securities:
At cost	$ 36,154,803	$ 3,043,138
At value (including collateral for loaned securities)	$ 37,544,142	$ 3,090,482
Deposit at Broker	171,531	37,200
Dividends and interest receivable	129,212	6,903
Receivable for Fund shares sold	71,250	594,728
Receivable due from Advisor	3,780	7,500
Prepaid expenses and other assets	18,242	10,519
TOTAL ASSETS	37,938,157	3,747,332

LIABILITIES
Securities lending collateral	1,496,420	63,950
Options written, at value (Proceeds $823,725, $33,822)	593,274	31,802
Payable for Fund shares repurchased	192,657	19,823
Distribution (12b-1) fees payable	34,135	1,282
Investment management fees payable	33,448	2,531
Fees payable to other affiliates	7,696	1,204
Payable for investments purchased	-	4,872
Accrued expenses and other liabilities	10,580	2,355
TOTAL LIABILITIES	2,368,210	127,819
NET ASSETS	$ 35,569,947	$ 3,619,513

Composition of Net Assets:
Paid in capital	$ 32,624,610	$ 3,555,708
Undistributed net investment income	176,488	12,262
Accumulated net realized gain from security transactions
and options written	1,149,033	2,179
Net unrealized appreciation on investments and options written	1,619,816	49,364
NET ASSETS	$ 35,569,947	$ 3,619,513

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 35,278,478	$ 3,619,503
Shares of beneficial interest outstanding (a)	3,202,610	358,693
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 11.02	$ 10.09
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 11.69	$ 10.71

Class C Shares:
Net Assets	$ 291,469	$ 10.09
Shares of beneficial interest outstanding (a)	26,560	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.97	$ 10.09

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Camelot Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2014

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund *

INVESTMENT INCOME
Dividends (net of withholding taxes of $1,931)	$ 684,071	$ 21,214
Interest	701	24
Securities lending income - net	7,900	-
TOTAL INVESTMENT INCOME	692,672	21,238

EXPENSES
Investment management fees	170,049	5,128
Distribution (12b-1) fees:
Class A	42,327	1,282
Class C	744	-
Administration fees	22,106	667
MFund service fees	19,498	1,677
Professional fees	12,991	6,642
Transfer agent fees	8,330	490
Registration fees	7,346	1,640
Compliance officer fees	6,283	3,914
Printing and postage expenses	2,681	1,242
Custodian fees	2,468	1,491
Non 12b-1 shareholder servicing fees	2,006	622
Trustees fees and expenses	1,658	1,056
Insurance expense	364	410
Other expenses	1,425	528
TOTAL EXPENSES	300,276	26,789

Less: Fees reimbursed by the Advisor	(1,848)	(17,813)
NET EXPENSES	298,428	8,976

NET INVESTMENT INCOME	394,244	12,262

REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	479,989	-
Options written	916,351	2,179
Foreign Currency Translations	(160)	-
Distributions of realized gains by underlying investment companies	11,215	-
Net realized gain	1,407,395	2,179
Net change in unrealized appreciation (depreciation) on:
Investments	1,297,470	47,344
Options written	(3,828)	2,020
Net change in unrealized appreciation	1,293,642	49,364

NET REALIZED AND UNREALIZED GAIN	2,701,037	51,543

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,095,281	$ 63,805

The Camelot Excalibur Small Cap Income Fund commenced operations on 12/31/2013

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
FROM OPERATIONS
Net investment income	$ 394,244	$ 591,960
Net realized gain from investments
options written and foreign currency translations	1,396,180	1,930,173
Distributions of realized gains by
underlying investment companies	11,215	45,811
Net change in unrealized appreciation of investments,
options written, securities sold short and foreign currency translations	1,293,642	582,147
Net increase in net assets resulting from operations	3,095,281	3,150,091

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(407,696)	(432,600)
Class C	(1,870)	(686)
From net realized gains:
Class A	(1,453,499)	(1,370,845)
Class C	(6,593)	(2,463)
Net decrease in net assets from distributions to shareholders	(1,869,658)	(1,806,594)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,889,952	15,731,853
Class C	174,571	81,800
Net asset value of shares issued in reinvestment of distributions:
Class A	385,755	350,939
Class C	6,655	2,795
Payments for shares redeemed:
Class A	(6,186,474)	(5,806,083)
Class C	-	(12,549)
Net increase in net assets from shares of beneficial interest	2,270,459	10,348,755

TOTAL INCREASE IN NET ASSETS	3,496,082	11,692,252

NET ASSETS
Beginning of Period	32,073,865	20,381,613
End of Period *	$ 35,569,947	$ 32,073,865
*Includes undistributed net investment income of:	$ 176,488	$ 191,810

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
SHARE ACTIVITY
Class A:
Shares Sold	725,484	1,517,185
Shares Reinvested	36,133	34,499
Shares Redeemed	(573,064)	(556,997)
Net increase in shares of beneficial interest outstanding	188,553	994,687

Class C:
Shares Sold	16,117	7,924
Shares Reinvested	623	274
Shares Redeemed	-	(1,176)
Net increase in shares of beneficial interest outstanding	16,740	7,022

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2014*
(Unaudited)
FROM OPERATIONS
Net investment income	$ 12,262
Net realized gain from investments
options written foreign currency translations	2,179
Net change in unrealized appreciation of investments,
options written, securities sold short and foreign currency translations	49,364
Net increase in net assets resulting from operations	63,805

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,703,905
Class C	10
Payments for shares redeemed:
Class A	(148,207)
Net increase in net assets from shares of beneficial interest	3,555,708

TOTAL INCREASE IN NET ASSETS	3,619,513

NET ASSETS
Beginning of Period	-
End of Period **	$ 3,619,513
**Includes undistributed net investment income of:	$ 12,262

*The Camelot Excalibur Small Cap Income Fund commenced operations on 12/31/2013.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
March 31, 2014*
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	373,601
Shares Redeemed	(14,908)
Net increase in shares of beneficial interest outstanding	358,693

Class C:
Shares Sold	1
Net increase (decrease) in shares of beneficial interest outstanding	1

*The Camelot Excalibur Small Cap Income Fund commenced operations on 12/31/2013.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Six
	Months Ended		Year		Year		Period
	March 31, 2014		Ended		Ended		Ended
	(Unaudited)		September 30, 2013		September 30, 2012		September 30, 2011	(1)
Net asset value, beginning of period	$ 10.61		$ 10.08		$ 8.46		$ 10.00

Activity from investment operations:
Net investment income	0.13	(6)	0.23	(6)	0.19	(6)	0.02
Net realized and unrealized
gain (loss) on investments	0.86		1.01		2.12		(1.24)
Total from investment operations	0.99		1.24		2.31		(1.22)

Less distributions from:
Net investment income	(0.13)		(0.16)		(0.17)		-
Net realized gains	(0.46)		(0.55)		(0.52)		(0.32)
Total distributions	(0.58)		(0.71)		(0.69)		(0.32)

Net asset value, end of period	$ 11.02		$ 10.61		$ 10.08		$ 8.46

Total return (2)	9.61%	(5)	12.78%		28.02%		(12.51)%	(5)(7)

Net assets, at end of period (000s)	$ 35,278		$ 31,970		$ 20,353		$ 10,985

Ratio of gross expenses to average
net assets (3)(8)(9)	1.76%	(4)	1.78%		2.03%		2.40%	(4)
Ratio of net expenses to average
net assets (8)(9)	1.75%	(4)	1.75%		1.77%		1.78%	(4)
Ratio of net investment income
to average net assets (8)(9)	2.32%	(4)	2.26%		1.97%		0.20%	(4)

Portfolio Turnover Rate	0%	(10)(5)	29%		44%		27%	(5)

(1)	The Camelot Premium Return Fund commenced operations on December 27, 2010.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4) Annualized for periods less than one full year.
(5) Not annualized.
(6) Per share amounts calculated using the average shares method.
(7)	Total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(8)	The ratios include 0.02% and 0.03% for the years ended September 30, 2012 and September 30, 2011 attributed to interest expense.
(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(10)	Amount represents less than 1%.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the Six
	Months Ended		Year		Year		Period
	March 31, 2014		Ended		Ended		Ended
	(Unaudited)		September 30, 2013		September 30, 2012		September 30, 2011	(1)
Net asset value, beginning of period	$ 10.58		$ 10.07		$ 8.42		$ 10.00

Activity from investment operations:
Net investment income	0.11	(6)	0.17	(6)	0.09	(6)	0.01
Net realized and unrealized
gain (loss) on investments	0.84		0.99		2.15		(1.27)
Total from investment operations	0.95		1.16		2.24		(1.26)

Less distributions from:
Net investment income	(0.10)		(0.10)		(0.07)		-
Net realized gains	(0.46)		(0.55)		(0.52)		(0.32)
Total distributions	(0.56)		(0.65)		(0.59)		(0.32)

Net asset value, end of period	$ 10.97		$ 10.58		$ 10.07		$ 8.42

Total return (2)	9.15%	(5)	11.99%		27.15%		(12.91)%	(5)(7)

Net assets, at end of period (000s)	$ 291		$ 104		$ 28		$ 118

Ratio of gross expenses to average
net assets (3)(8)(9)	2.51%	(4)	2.53%		2.78%		3.15%	(4)
Ratio of net expenses to average
net assets (8)(9)	2.50%	(4)	2.50%		2.52%		2.53%	(4)
Ratio of net investment income
to average net assets (8)(9)	1.97%	(4)	1.59%		0.93%		0.14%	(4)

Portfolio Turnover Rate	0%	(10)(5)	29%		44%		27%	(5)

(1)	The Camelot Premium Return Fund commenced operations on December 27, 2010.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4) Annualized for periods less than one full year.
(5) Not annualized.
(6) Per share amounts calculated using the average shares method.
(7)	Total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(8)	The ratios include 0.02% and 0.03% for the years ended September 30, 2012 and September 30, 2011 attributed to interest expense.
(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(10)	Amount represents less than 1%.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A

	For the Six
	Months Ended
	March 31, 2014
	(Unaudited)	(1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (6)	0.06
Net realized and unrealized
gain on investments	0.03
Total from investment operations	0.09

Net asset value, end of period	$ 10.09

Total return (2)	0.90%	(5)

Net assets, at end of period (000s)	$ 3,620

Ratio of gross expenses to average
net assets (3)(7)	5.84%	(4)
Ratio of net expenses to average
net assets (7)	1.75%	(4)
Ratio of net investment income
to average net assets (7)	2.35%	(4)

Portfolio Turnover Rate	0%	(5)

(1) The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4) Annualized for periods less than one full year.
(5) Not annualized.
(6) Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class C
	For the Six
	Months Ended
	March 31, 2014
	(Unaudited)	(1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (6)	0.06
Net realized and unrealized
gain on investments	0.03
Total from investment operations	0.09

Net asset value, end of period	$ 10.09

Total return (2)	0.90%	(5)

Net assets, at end of period	$ 10

Ratio of gross expenses to average
net assets (3)(7)	6.59%	(4)
Ratio of net expenses to average
net assets (7)	2.50%	(4)
Ratio of net investment income
to average net assets (7)	2.43%	(4)

Portfolio Turnover Rate	0%	(5)

(1) The Camelot Premium Return Fund commenced operations on December 27, 2010.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4) Annualized for periods less than one full year.
(5) Not annualized.
(6) Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-eight series. These financial statements include the following series: Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund (each a “Fund” or collectively the “Funds”). The Funds are separate non-diversified series of the Trust. The Funds’ investment manager is Camelot Portfolios, LLC (the “Manager”). Camelot Premium Return Fund commenced operations on December 27, 2010. The Fund’s objective is to achieve a consistent high rate of gains and total return with lower volatility than common stocks as measured by standard deviation. The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013. The Fund’s objective is to provide consistent and growing income in addition to long-term growth of capital.

The Funds offer two classes of shares, Class A and Class C. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Funds which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Common Stocks (b)	$ 15,682,217	$ -	$ 15,682,217
Exchange-Traded Funds(b)	6,925,503	-	6,925,503
Limited Partnerships(b)	2,617,473	-	2,617,473
Preferred Stock(b)	3,381,408	-	3,381,408
REITs	3,176,519	-	3,176,519
Short-Term Investments	5,761,022	-	5,761,022
Total	$ 37,544,142	$ -	$ 37,544,142

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

Liabilities
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Call Options Written	(202,440)	-	(202,440)
Put Options Written	(390,834)	-	(390,834)
Total	$ (593,274)	$ -	$ (593,274)

(a) As of and during the period ended March 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

(b) All common stock, exchange-traded funds, limited partnerships, and preferred stocks held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the period ended March 31, 2014, no securities were fair valued.

Camelot Excalibur Small Cap Income Fund

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Common Stocks (b)	$ 1,582,986	$ -	$ 1,582,986
Limited Partnerships(b)	365,262	-	365,262
Preferred Stock(b)	48,200	-	48,200
REITs	207,595	-	207,595
Short-Term Investments	886,439	-	886,439
Total	$ 3,090,482	$ -	$ 3,090,482

Liabilities
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Call Options Written	(580)	-	(580)
Put Options Written	(31,222)	-	(31,222)
Total	$ (31,802)	$ -	$ (31,802)

(a) As of and during the period ended March 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

(b) All common stock, exchange-traded funds, limited partnerships, and preferred stocks held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

b)

Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Camelot Premium Return Fund

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Options written, at value	$ (202,440)
Put options written	Options written, at value	(390,834)
Total		$ (593,274)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2014 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Realized and Unrealized Gain (Loss) on Liability Derivatives Recognized in Income
Options written	Equity Risk	Net realized gain from options written	$ 916,351
Options written	Equity Risk	Net change in unrealized appreciation on options written	(3,828)
Total			$ 912,523

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

Camelot Excalibur Small Cap Income Fund

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Options written, at value	$ (580)
Put options written	Options written, at value	(31,222)
Total		$ (31,802)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2014 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain on Derivatives Recognized in Income	Realized and Unrealized Gain on Liability Derivatives Recognized in Income
Options written	Equity Risk	Net realized gain from options written	$ 2,179
Options written	Equity Risk	Net change in unrealized appreciation on options written	2,020
Total			$ 4,199

The table in Note 3 is an indication of volume in the Funds’ derivative activity.

Offsetting of Financial Assets and Derivative Assets –

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2014.

Camelot Premium Return Fund:

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Written Options	$ 593,274	(1)	$ -	$ 593,274	$ -	$ 593,274	(2)	$ -
Total	$ 593,274		$ -	$ 593,274	$ -	$ 593,274		$ -

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

Camelot Excalibur Small Cap Income Fund

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Written Options	$ 31,802	(1)	$ -	$ 31,802	$ -	$ 31,802	(2)	$ -
Total	$ 31,802		$ -	$ 31,802	$ -	$ 31,802		$ -

(1) Written options at value as presented in the Portfolio of Investments.

(2) The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

c)

Short Sales - The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d)

Federal Income Tax - The Funds have qualified and intend to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended March 31, 2014, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2014, the Funds did not incur any interest or penalties. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011, 2012 and 2013) for the Camelot Premium Return Fund, or are expected to be taken in the Funds’ 2014 tax returns. No examination of the Funds’ tax returns is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Sales Charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Prior to November 1, 2013 Class C shares have been subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the period ended March 31, 2014 there were no CDSC fees paid to the Manager.

k)

Security Loans - The Fund have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2) INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

	Purchases	Sales
Camelot Premium Return Fund	$ 495,564	$ 60,658
Camelot Excalibur Small Cap Income Fund	$ 2,156,699	$ -

There were no government securities purchased or sold during the year.

(3) OPTIONS WRITTEN

During the period ended March 31, 2014 the Funds’ realized gain on option contracts subject to equity price risk amounted to $916,351 and $2,179, for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively, which serves as an indicator of the volume of derivative activity for the Funds during the period.

A summary of option contracts written by the Funds during the period ended March 31, 2014, were as follows:

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

Camelot Premium Return Fund

	Call Options
	Number of Options *	Option Premiums

Options outstanding at beginning of year	1,450	$ 92,220
Options written	5,568	429,329
Options exercised	(305)	(63,706)
Options closed	(1,596)	(112,046)
Options expired	(2,484)	(153,438)
Options outstanding at end of year	2,165	$ 192,359

	Put Options
	Number of Options *	Option Premiums

Options outstanding at beginning of year	3,719	$ 714,712
Options written	7,339	1,166,547
Options exercised	(1,555)	(234,422)
Options closed	(830)	(98,648)
Options expired	(4,889)	(916,923)
Options outstanding at end of year	3,784	$ 631,366

Camelot Excalibur Small Cap Income Fund

	Call Options
	Number of Options *	Option Premiums

Options outstanding at beginning of year	-	$ -
Options written	10	672
Options outstanding at end of year	10	$ 672

	Put Options
	Number of Options *	Option Premiums

Options outstanding at beginning of year	-	$ -
Options written	323	36,264
Options closed	(45)	(3,114)
Options outstanding at end of year	278	$ 33,150

* One option contract is equivalent to one hundred shares of common stock.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

(4) MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Camelot Portfolios LLC is the Manager to the Funds pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes investment programs for the Fund. For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of each Fund. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended March 31, 2014, Management fees of $170,049 and $5,128 were incurred by the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively, before the waiver and reimbursement described below. At the end of the period $33,448 and $2,531 remained payable to the Manager at March 31, 2014 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.50% for all classes of the Funds’ shares through January 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended March 31, 2014, the Manager has waived $1,848 and $17,813 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. As of March 31, 2014, the Manager has waived/reimbursed expenses of the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund that may be recovered no later than September 30 for the years indicated below:

Camelot Premium Return Fund				Camelot Excalibur Small Cap Income Fund
2014	2015	2016	2017	2017
$48,567	$40,493	$11,505	$1,848	$17,813

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended March 31, 2014, the Funds incurred $19,498 and $1,677 for such fees for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment Manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended.  Prior to April 1, 2014 Trustees received a quarterly retainer of $250.  The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust and Mutual Fund Series Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds.  The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the period ended March 31, 2014, the Underwriter received $534 in underwriter concessions from the sale of shares of the Camelot Premium Return Fund and no concessions from the sale of shares of the Camelot Excalibur Small Cap Income Fund.

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended September 30, 2013 and September 30, 2012 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2013	September 30, 2012
Ordinary Income	$ 1,709,542	$ 1,120,614
Long-Term Capital Gain	97,052	5,856
	$ 1,806,594	$ 1,126,470

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 768,487	$ 459,537	$ -	$ (509)	$ -	$ 492,199	$ 1,719,714

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation is primarily attributable to the tax deferral of losses on straddles, adjustments for partnerships, business development companies, royalty trusts and return of capital from securities.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gain/(loss), resulted in reclassification for the year ended September 30, 2013 as follows:  an increase in undistributed net investment income and a decrease in accumulated realized gain from security transactions of $17.

(6) UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

(7) OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2014, FOLIOFN Investments, Inc. Special Custody Account for the Exclusive Benefit of Customers held 76.37% of the Camelot Premium Return Fund and may be deemed to control the Fund.

(9) SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Camelot Funds

Additional Information (Unaudited)

March 31, 2014

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Consideration and Approval of Management Agreement with Camelot Portfolios, LLC with respect to the Camelot Premium Return Fund

In connection with the regular meeting held on November 25, 2013, the Board of Trustees of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of a  management agreement between the Trust, with respect to the Camelot Premium Return Fund (the “Fund”), and Camelot Portfolios, LLC (“Camelot” or the “Adviser”) (the “Management Agreement”).  In considering the approval of the Management Agreement, the Trustees received materials specifically related to the Management Agreement.

In connection with their deliberations regarding approval of the Management Agreement with Camelot with respect to the Fund, the Trustees reviewed Camelot’s responses to a series of questions regarding, among other things, the investment performance of the Fund for various periods, Camelot’s services to the Fund, comparative fee and expense information, and an estimate of Camelot’s profitability from managing the Fund (“Camelot 15c Response”).  The Trustees noted that Camelot is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Funds.  The Trustees did note that Camelot receives some benefit from 12b-1 fees that are used to promote the sale of Fund shares.

Nature, Extent and Quality of Service.  As to the nature, extent and quality of the services provided by Camelot to the Fund, the Trustees reviewed the Camelot 15c Response and Camelot’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Camelot.  The Board considered Camelot’s duties under the terms of the Management Agreement.  The Trustees noted the significant investment experience and strong credentials of the key personnel serving the Fund.  The Board then discussed Camelot’s compliance program and the internal portfolio compliance monitoring in place to identify any violations of the Fund’s investment policies, including weekly meetings to review the Fund’s strategy and compliance.   The Chief Compliance Officer of the Trust informed the Board of her on-site examination of Camelot. The Board noted that Camelot recently hired an experienced chief compliance officer and was investing in its compliance infrastructure as it grows. The Trustees further noted that no material compliance issues were reported. After further discussion, the Trustees concluded that Camelot had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services provided by Camelot to the Fund were satisfactory.

Performance. As to the Fund’s performance, the Board referred to the Camelot 15c Response, which compared the Camelot Fund’s performance to a peer group selected by Camelot consisting of three funds sharing a similar investment strategy as well as a comparison to the Morningstar Tactical Allocation category. As compared to the peer group, the Board noted that the Fund’s performance trailed the peer group for the one year period, outperformed the peer group for the two-year period, and had slightly underperformed the peer group for the since inception period. The Trustees discussed the Fund’s unique investment strategy and noted that they were satisfied with the selection of the peer group. The Trustees then noted the significant outperformance of the Camelot Fund relative to the Morningstar Tactical Allocation category for the one-year, two-year, and since inception periods.  The Board concluded that they were very satisfied with the performance of the Fund.

Camelot Funds

Additional Information (Unaudited)(Continued)

March 31, 2014

Fees and Expenses. As to the costs of the services provided by Camelot, the Trustees considered the management fees paid by the Fund and compared them to the average management fees paid by the peer group as well as the Morningstar Tactical Allocation category.  The Trustees also compared the expense ratio of the Fund with the expense ratios of the peer group and Morningstar Tactical Allocation category. The Trustees noted that the Fund pays Camelot a management fee of 1.00%, which was lower than the average advisory fee of the peer group and in-line with the average advisory fee of the Morningstar Tactical Allocation category. The Trustees stated that Camelot’s net expense ratio (Class A Shares) was slightly lower than the peer group average but higher than the Morningstar category average. The Board further noted that the Fund’s Class A net expenses were within the range of the highest and lowest expense of the funds within the Morningstar Tactical Allocation category. The Board then discussed the unique and complex nature of the Fund’s option overlay strategy. After further discussion, the Trustees concluded that the Fund’s management fee was reasonable in light of the services the Fund receives from Camelot.

Profitability.  As to the costs of the services to be provided and the profits to be realized by Camelot, the Trustees reviewed Camelot’s analysis of its estimated profitability and its financial condition. The Trustees reviewed Camelot’s 15c Response, noting the net profits related to the Fund were modest. Based on their review, the Trustees concluded that they were satisfied that Camelot’s level of profitability from its relationship to the Fund was not excessive.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Camelot to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where Camelot could realize significant economies of scale.

After considering the factors discussed above and others, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Camelot is in the best interests of the Fund and its shareholders.

Consideration and Approval of Management Agreement with Camelot Portfolios, LLC with respect to the Camelot Excalibur Small Cap Income Fund

In connection with the regular meeting held on November 25, 2013, the Board of Trustees of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust, with respect to the Camelot Excalibur Small Cap Income Fund (the “Excalibur Fund”), and Camelot Portfolios, LLC (“Camelot”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement with Camelot with respect to the Excalibur Fund, the Trustees reviewed Camelot’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, Camelot’s proposed services to the Excalibur Fund, comparative information regarding the Excalibur Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Excalibur Fund (“Camelot 15c Response”).

Performance.  Because the Excalibur Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Excalibur Fund.  The Board discussed the performance information contained in the Camelot 15c Response and noted the performance of the Camelot Fund. The Trustees also reviewed the composite performance data of three Camelot Small Cap model accounts since June 2012. The Board then discussed the Camelot Fund’s performance and noted that the investment strategies of the Camelot Fund are similar to those of the Excalibur Fund and was a good indication of Camelot’s potential to deliver favorable returns.  The Trustees concluded that, based on the Camelot Fund’s performance over prior periods and the experience and qualifications of the portfolio management team, Camelot was expected to obtain an acceptable level of investment returns to shareholders of the Excalibur Fund.

Camelot Funds

Additional Information (Unaudited)(Continued)

March 31, 2014

Nature, Extent and Quality of Service.  As to the nature, extent and quality of the services to be provided by Camelot to the Excalibur Fund, the Trustees reviewed the Camelot 15c Response. The Board considered Camelot’s duties under the terms of the Management Agreement. The Trustees noted the significant investment experience and strong credentials of the key personnel serving the Fund.  The Board then discussed Camelot’s compliance program and discussed the internal portfolio compliance monitoring in place to identify violations of the Fund’s investment policies, including weekly meetings to review the Fund’s compliance with the restrictions. The Board discussed the recently hired experienced chief compliance officer and that Camelot continues to invest in its compliance infrastructure as it grows. They further noted that no material compliance issues were reported. After further discussion, the Trustees concluded that Camelot had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Management Agreement and that the nature, overall quality and extent of the management services to be provided by Camelot to the Excalibur Fund were satisfactory.

Fees and Expenses.  As to comparative fees and expenses, the Trustees considered the management fees to be paid by the Excalibur Fund and compared them to management fees paid by a peer group of funds selected by Camelot as well as the Morningstar Small Cap Value category, and equal to Camelot’s Small Cap model advisory fee. The Trustees also compared the proposed total expense ratio of the Excalibur Fund with the expense ratios of the funds in the peer group and Morningstar Small Cap Value category.

The Trustees noted that Camelot has proposed the Excalibur Fund pay a management fee of 1.00%, which was lower than the average advisory fee of the peer group as well as lower than the average advisory fee of the Morningstar Small Cap Value category.  The Trustees also considered that Camelot was proposing to limit the Excalibur Fund’s operating expenses to 1.50% of the Excalibur Fund’s average net assets (excluding any front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) through January 31, 2015.  The Trustees concluded that the proposed contractual advisory fee to be paid to Camelot was fair and reasonable.

Profitability.

As to the profits to be realized by Camelot, the Trustees reviewed an analysis of Camelot’s estimated profitability. The Board noted that the expected profits were modest and concluded that Camelot’s estimated level of profitability from its relationship to the Excalibur Fund for the initial term of the Management Agreement was not excessive.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that based on projected assets, breakpoints were not ripe for discussion and that, if the Excalibur Fund experiences a substantial growth in assets, they would revisit the issue.

After considering the factors discussed above and others, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Excalibur Fund’s future shareholders.

Camelot Funds

EXPENSE EXAMPLES

March 31, 2014 (Unaudited)

As a shareholder of the Camelot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Camelot Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Camelot Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13 – 3/31/14	Expense Ratio During Period*** 10/1/13 – 3/31/14
Camelot Premium Return Fund
Class A*	$1,000.00	$1,096.10	$9.15	1.75%
Class C*	1,000.00	1,091.50	13.04	2.50
Camelot Excalibur Small Cap Income Fund
Class A**	1,000.00	1,009.00	4.38	1.75
Class C**	1,000.00	1,009.00	6.26	2.50

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13 – 3/31/14	Expense Ratio During Period*** 10/1/13 – 3/31/14
Camelot Premium Return Fund
Class A*	$1,000.00	$1,016.21	$8.80	1.75%
Class C*	1,000.00	1,012.47	12.54	2.50
Camelot Excalibur Small Cap Income Fund
Class A**	1,000.00	1,016.21	8.80	1.75
Class C**	1,000.00	1,012.47	8.78	2.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (91) divided by the number of days in the fiscal year (365).

***Annualized.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

MANAGER

Camelot Portfolios, LLC.

1700 Woodlands Drive, Suite 100

Maumee, OH 43537

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

DISTRIBUTOR

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, OH  43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: June 4, 2014